---------------------------
                          The latest report from your
                             Fund's management team
                          ---------------------------


                               SEMIANNUAL REPORT
--------------------------------------------------------------------------------



                               [GRAPHIC OMITTED]


                                  Real Estate

                                      Fund



                                 JUNE 30, 1999

                           [LOGO] JOHN HANCOCK FUNDS
                                  A Global Investment Management Firm

                      -----------------------------------
                                    TRUSTEES
                            Edward J. Boudreau, Jr.
                                Stephen L. Brown
                                James F. Carlin
                             William H. Cunningham*
                                Ronald R. Dion*
                              HArold R. Hiser, Jr.
                                Anne C. Hodsdon
                                Charles L. Ladner
                              Leo E. Linbeck, Jr.
                              Steven R. Pruchansky*
                              Richard S. Scipione
                     Lt. Gen. Norman H. Smith, USMC (ret.)
                                 John P. Toolan
                        *Members of the Audit Committee

                                    OFFICERS
                            Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                                Anne C. Hodsdon
                       President, Chief Operating Officer
                          and Chief Investment Officer
                                 Osbert M. Hood
                           Senior Vice President and
                            Chief Financial Officer
                                Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                               Thomas H. Connors
                     Vice President and Compliance Officer

                                   CUSTODIAN
                         Brown Brothers Harriman & Co.
                                40 Water Street
                          Boston, Massachusetts 02109

                                 TRANSFER AGENT
                     John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000

                               INVESTMENT ADVISER
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                             PRINCIPAL DISTRIBUTOR
                            John Hancock Funds, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                 LEGAL COUNSEL
                               Hale and Dorr LLP
                                60 State Street
                        Boston, Massachusetts 02109-1803
                   -----------------------------------------

===============================CHAIRMAN'S MESSAGE===============================

DEAR FELLOW SHAREHOLDERS:

The Year 2000 is fast approaching and people around the world are getting ready to celebrate this historic transition to a new millennium. At John Hancock Funds, we share the excitement, but we aren't popping the champagne corks just yet. Rather, we are staying on the course that we set more than two years ago to ensure that the transition to a new millennium is a smooth one for our shareholders.

As many already know, the Year 2000 has created more than the prospect of New Year's festivities of epic proportions. It has also presented the world with a challenge: making sure that older computers, and any equipment powered by computer chips, can properly read and process the date "00" as 2000, not 1900. Much has been written about how the world will weather the change. Some view it as a non-event, while others see the potential for disruptions. How much disruption, and for how long, depends on whom you talk to.

--------------------------------------------------------------------------------
[A 1" x 1" photo of Edward J. Boudreau, Jr., Chairman and Chief Executive Officer, flush right next to second paragraph.]
--------------------------------------------------------------------------------

As a company, we recognize that the Year 2000 ("Y2K") phenomenon is an important issue to be dealt with and we have made it a top priority. Two years ago, John Hancock Funds put a full-time team of experts on the case and established a company-wide program to evaluate all computer applications and to modify or replace those that needed changing.

These modifications and replacements for all mission-critical systems are done and successfully compliance tested. The rest of 1999 will be spent completing the few remaining non mission-critical systems, testing with our business partners and continuing to participate in industry testing. We have also established additional contingency plans beyond our regular ones to prepare for any challenges that the Year 2000 might present. In the end, John Hancock will spend approximately $90-$95 million to ensure we make a successful transition to the Year 2000.

Throughout 1999, each of our quarterly "Fundamentals" newsletters is featuring articles with more detailed information on Y2K matters of importance to our shareholders. I encourage you to read them, or contact one of our Customer Service Representatives at 1-800-225-5291 for another copy. For your own peace of mind, we also recommend that you save your 1999 statements, especially those you receive between October and December, so that you are able to check them against the first one you receive in 2000. It's a measure of prudence, not panic. Good record keeping is part of good planning.

No one knows how the dawning of the new millennium will unfold. Although we cannot make any ironclad assurances, we are confident that the steps we have taken will provide shareholders with as smooth a transition as possible. Once that occurs, we will happily raise our glasses to toast the New Year, future prosperity and our hopes to serve you well into the 2000's.

Sincerely,

/s/Edward J. Boudreau, Jr.
--------------------------
EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

================================================================================

          By James K. Schmidt, CFA, Portfolio Management Team Leader, Thomas Finucane and Thomas Goggins, Portfolio Managers, and
                   Jay McKelvey, Assistant Portfolio Manager

                                  John Hancock
                                Real Estate Fund

                    REITs rebound in April on favorable news
                    ----------------------------------------

After being hammered by global economic turmoil last year, the stock market's late-year rebound continued over the last six months, lifted by a stronger-than-expected U.S. economy and news of solid corporate earnings growth. Fears of a spreading "Asian contagion" never materialized and investors regained confidence after interest-rate cuts by the Federal Reserve and central banks worldwide calmed world markets and sent stocks soaring in the last quarter of 1998.

         This turnaround in sentiment also caused investors to begin turning in April to long-overlooked sectors of the market, including real estate investment trusts (REITs) - one of the Fund's target groups. Their prices had fallen to 20-year lows last year amid recession fears and the market's intense focus on large-company growth stocks. More importantly, two sector-specific events turned the tide for REITs, including several takeover announcements and respected value investor Warren Buffett's purchase in April of significant stakes in two REITs.

--------------------------------------------------------------------------------
[A 3 1/2" x 2 1/2" photo at bottom right side of page of John Hancock Real Estate Fund. Caption below reads "Fund management team members. Standing (l-r):
"Jay McKelvey, Tom Goggings and Tom Finucane. Seated (l-r): Lisa Welch, Jim Schmidt and Patricia Ouimet."]
--------------------------------------------------------------------------------

"...two sector-specific events turned the tide for REITs..."

================================================================================

                     John Hancock Funds - Real Estate Fund


"Office REITs ...are benefiting from low vacancy rates and good supply/demand characteristics."

--------------------------------------------------------------------------------
[Table at top left hand column entitled "Top Five Stock Holdings." The first listing is Equity Residential Properties Trust 4.2%, the second is Equity Office Properties Trust 4.1%, the third Simon Property Group 3.1%, the fourth Vornado Realty Trust 3.0% and the fifth Public Storage 2.6%. A note below the table reads "As a percentage of net assets on June 30, 1999."]
--------------------------------------------------------------------------------

Fund performance

For the six months ended June 30, 1999, John Hancock Real Estate Fund's Class A shares posted a total return of 8.30% at net asset value, compared to the 6.64% return of the average real estate fund, according to Lipper, Inc.1

Strategy review

The Fund seeks long-term growth of capital with income as a secondary goal by investing in securities of real estate and real-estate related companies. Our primary focus is on REITs, which are companies that own, operate and develop real estate and are specifically structured to pass all the income from property operations on to shareholders, thereby qualifying them for special tax treatment. At the period's end, REITs comprised 87% of the Fund's net assets.

We maintain specific criteria for portfolio candidates. We look for companies whose stocks are undervalued compared to their growth prospects, those that could benefit from merger and acquisition activity and those in areas of the country with good real estate supply/demand characteristics. Most importantly, we are targeting companies with managements that understand how to generate both real estate profits and value for shareholders.

Offices, hotels lead; retail lags

Our holdings in Tower Realty and Berkshire Realty played well into the takeover game. Reckson Associates Realty Corp. acquired Tower Realty, and Berkshire Realty's management is in the process of taking the company private. If market values stay well below intrinsic values, as has been the case, we would hope to see more companies acquired.

Office REITs, our largest REIT group at 28% of the Fund's net assets, are benefiting from low vacancy rates and good supply/demand characteristics. Hotel REITs, which underperformed dramatically in 1998, performed well with the prospects for a stronger economy. Starwood Hotel & Resorts Worldwide, our largest hotel holding, was up 35% over the last six months. With their short-term "leases," hotels are the most sensitive to changes in the economic picture.

Despite solid fundamentals, retail REITs were hit by a few retailer bankruptcies, as well as concerns that Internet commerce would take a toll on traditional storefront business. We believe the market's concerns are overblown in the near term, especially given the decline in retail space and the strength in retail sales per square foot. Therefore, we added to our positions in retail REITs when their prices were cheap. One individual stock that disappointed was our holding in Prison Realty Trust, which fell 52% due to financing and merger-related issues.

================================================================================

                     John Hancock Funds - Real Estate Fund


--------------------------------------------------------------------------------
[Bar chart at top of left hand column with heading "Fund Performance". Under the heading is a note that reads "For the six months ended June 30, 1999." The chart is scaled in increments of 2% with 0% at the bottom and 10% at the top. The first bar represents the 8.30% total return for John Hancock Real Estate Fund. The second bar represents the 6.64% total return for Average real estate fund. A note below the chart reads "The total return for John Hancock Real Estate Fund is at net asset value with all distributions reinvested. The average real estate fund is tracked by Lipper, Inc.1 See the following two pages for historical performance information."]
--------------------------------------------------------------------------------

Outlook

We are encouraged about the prospects for REITs, especially in this environment of robust economic growth and strong supply/demand real-estate characteristics. What's more, even with their recent surge, REIT stock valuations remain attractive, as do their dividend yields. We will continue to maintain a diverse grouping of real estate-related stocks and REITs across all subsectors. We will also target companies that are focused as much on their shareholders, and increasing their stock price, as they are on their real estate. That means they need to grow through solid management of their existing assets, rather than through raising more capital (consequently diluting the stock price) to buy more property.


--------------------------------------------------------------------------------
This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

"...REIT stock valuations remain attractive, as do their dividend yields."

================================================================================

                     John Hancock Funds - Real Estate Fund

--------------------------------------------------------------------------------
                             A LOOK AT PERFORMANCE
--------------------------------------------------------------------------------

The table on the right shows the cumulative total return and the average annual total return for the John Hancock Real Estate Fund. Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested.

For Class A shares, total return figures include the maximum applicable sales charge of 5%.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please read your prospectus carefully before you invest or send money.

--------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------

For the period ended June 30, 1999

                                                             SINCE
                                                           INCEPTION
                                                           (9/30/98)
                                                            --------
Cumulative Total Return                                      3.35%
Average Annual Total Return(1,2)                             3.35%


Notes to Performance

(1) Not annualized.

(2) The Adviser has agreed to limit the Fund's expenses to 1.35% (not including 12b-1 fee) of the Fund's daily average net assets. Without the limitation of expenses, the cumulative total return for the period since inception would have been (3.15%).

================================================================================

                     John Hancock Funds - Real Estate Fund

--------------------------------------------------------------------------------
                    WHAT HAPPENED TO A $10,000 INVESTMENT...
--------------------------------------------------------------------------------

The chart on the right shows how much a $10,000 investment in the John Hancock Real Estate Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Stock Index and the Morgan Stanley Real Estate Investment Trust Index.The Standard & Poor's 500 Stock Index is an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. The Morgan Stanley REIT Index is an unmanaged index consisting of the most actively traded real estate investment trusts. It is designed to be a measure of real estate equity performance. Past performance is not indicative of future results.

--------------------------------------------------------------------------------
Line chart with the heading John Hancock Real Estate Fund Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are four lines. The first line represents the Standard & Poor's 500 Stock Index and is equal to $13,629 as of June 30, 1999. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Real Estate Fund on September 30, 1998, before sales charge, and is equal to $10,881 as of June 30, 1999. The third line represents the value of the same hypothetical investment made in the John Hancock Real Estate Fund, after sales charge, and is equal to $10,335 as of June 30, 1999. The fourth line represents the Morgan Stanley REIT Index and is equal to $10,240 as of June 30, 1999.
--------------------------------------------------------------------------------

=============================FINANCIAL STATEMENTS===============================

                     John Hancock Funds - Real Estate Fund


The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on June 30, 1999. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets:
 Investments at value - Note C:
 Common stocks (cost - $1,001,734) .............................    $1,024,641
 Corporate savings account .....................................        31,769
                                                                  ------------
                                                                     1,056,410
 Receivable for investments sold ...............................        70,202
 Receivable from John Hancock Advisers, Inc. and
  affiliates - Note B ..........................................        57,832
 Dividends receivable ..........................................         6,794
 Other assets ..................................................             7
                                                                  ------------
                      Total Assets .............................     1,191,245
                      --------------------------------------------------------
Liabilities:
 Payable for investments purchased .............................        60,171
 Accounts payable and accrued expenses .........................        70,349
                                                                  ------------
                      Total Liabilities ........................       130,520
                      --------------------------------------------------------
Net Assets:
 Capital paid-in ...............................................     1,010,833
 Accumulated net realized gain on investments ..................        25,824
 Net unrealized appreciation of investments ....................        22,907
 Undistributed net investment income ...........................         1,161
                                                                  ------------
                      Net Assets ...............................    $1,060,725
                      ========================================================

Net Asset Value Per Share:
 (Based on net asset value and shares of beneficial
  interest outstanding - unlimited number of shares
  authorized with no par value)
 Class A - $1,060,725/101,110 ..................................        $10.49
 =============================================================================
Maximum Offering Price Per Share*
($10.49 x 105.26%) .............................................        $11.04
 =============================================================================

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.


The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Statement of Operations
Six months ended June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
 Dividends .....................................................       $30,919
 Interest ......................................................         1,026
                                                                  ------------
                                                                        31,945
                                                                  ------------
Expenses:
 Custodian fee .................................................        35,704
 Auditing fee ..................................................         9,918
 Investment management fee - Note B ............................         4,056
 Distribution and service fee - Note B .........................         1,521
 Legal fees ....................................................         1,041
 Printing ......................................................           625
 Transfer agent fee - Note B ...................................           595
 Miscellaneous .................................................            78
 Accounting and legal services fee - Note B ....................            73
 Trustees' fees ................................................            54
                                                                  ------------
                      Total Expenses ...........................        53,665
                      --------------------------------------------------------
                      Less Expense Reductions -
                      Note B ...................................       (45,292)
                      --------------------------------------------------------
                      Net Expenses .............................         8,373
                      --------------------------------------------------------
                      Net Investment Income ....................        23,572
                      --------------------------------------------------------

Realized and Unrealized Gain on Investments:
 Net realized gain on investments sold .........................        31,987
 Change in net unrealized appreciation/depreciation
  of investments ...............................................        26,730
                                                                  ------------
                      Net Realized and Unrealized
                      Gain on Investments ......................        58,717
                      --------------------------------------------------------
                      Net Increase in Net Assets
                      Resulting from Operations ................       $82,289
                      ========================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

=============================FINANCIAL STATEMENTS===============================

                     John Hancock Funds - Real Estate Fund


 Statement of Changes in Net Assets
--------------------------------------------------------------------------------



                                                                                        FOR THE PERIOD FROM
                                                                                        SEPTEMBER 30, 1998
                                                                                        (COMMENCEMENT  OF       SIX MONTHS ENDED
                                                                                         OPERATIONS) TO           JUNE 30, 1999
                                                                                        DECEMBER 31, 1998          (UNAUDITED)
                                                                                        -------------------     ----------------

Increase (Decrease) in Net Assets:
From Operations:
 Net investment income.............................................................           $14,369                 $23,572
 Net realized gain (loss) on investments sold .....................................            (6,163)                 31,987
 Change in net unrealized appreciation/depreciation of investments ................            (3,823)                 26,730
                                                                                          -----------            ------------
  Net Increase in Net Assets Resulting from Operations ............................             4,383                  82,289
                                                                                          -----------            ------------
Distributions to Shareholders:
 Distributions from net investment income
  Class A - ($0.1173 and $0.2452 per share, respectively) .........................           (11,880)                (24,900)
                                                                                          -----------            ------------
From Fund Share Transactions - Net:* ..............................................         1,013,211                  (2,378)
                                                                                          -----------            ------------
Net Assets:
 Beginning of period ..............................................................             -                   1,005,714
                                                                                          -----------            ------------
 End of period (including undistributed net investment income
  $2,489 and $1,161, respectively) ................................................        $1,005,714              $1,060,725
                                                                                          ===========            ============
* Analysis of Fund Share Transactions:


                                                                    FOR THE PERIOD FROM
                                                                     SEPTEMBER 30, 1998
                                                                      (COMMENCEMENT OF              SIX MONTHS ENDED
                                                                       OPERATIONS) TO                JUNE 30, 1999
                                                                      DECEMBER 31, 1998               (UNAUDITED)
                                                                   -----------------------     -------------------------
                                                                     SHARES        AMOUNT        SHARES          AMOUNT
                                                                   ----------    ---------     ---------       ---------
CLASS A
 Shares sold .....................................................   102,524     $1,025,004        269           $2,686
 Shares issued to shareholders in reinvestment of distributions          -            -             38              377
                                                                  ----------    -----------   --------        ---------
                                                                     102,524      1,025,004        307            3,063
 Less shares repurchased .........................................    (1,199)       (11,793)      (522)          (5,441)
                                                                  ----------    -----------   --------        ---------
 Net increase (decrease) .........................................   101,325     $1,013,211       (215)         ($2,378)
                                                                  ==========    ===========   ========        =========


The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment gains and losses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the period, along with the corresponding dollar value.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       9

=============================FINANCIAL STATEMENTS===============================

                     John Hancock Funds - Real Estate Fund


Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
--------------------------------------------------------------------------------

                                                                       FOR THE PERIOD FROM
                                                                        SEPTEMBER 30, 1998           SIX MONTHS ENDED
                                                                   (COMMENCEMENT OF OPERATIONS)        JUNE 30, 1999
                                                                        TO DECEMBER 31, 1998            (UNAUDITED)
                                                                        --------------------         ----------------

CLASS A
Per Share Operating Performance
 Net Asset Value, Beginning of Period...............................           $10.00                       $9.93
                                                                              -------                     -------
 Net Investment Income(1) ..........................................             0.14                        0.23
 Net Realized and Unrealized Gain (Loss) on Investments ............            (0.09)                       0.58
                                                                              -------                     -------
     Total From Investment Operations ..............................             0.05                        0.81
                                                                              -------                     -------
 Less Distributions:
  Dividends from Net Investment Income .............................            (0.12)                      (0.25)
                                                                              -------                     -------
 Net Asset Value, End of Period ....................................            $9.93                      $10.49
                                                                              =======                     =======
 Total Investment Return at Net Asset Value (2) ....................            0.47%(5)                    8.30%(5)
 Total Adjusted Investment Return at Net Asset Value (2,3) .........           (1.60%)(5)                   3.87%(5)

Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted) ..........................           $1,006                      $1,061
 Ratio of Expenses to Average Net Assets ...........................            1.65%(6)                    1.65%(6)
 Ratio of Adjusted Expenses to Average Net Assets (4) ..............            9.85%(6)                   10.58%(6)
 Ratio of Net Investment Income to Average Net Assets ..............            5.72%(6)                    4.65%(6)
 Ratio of Adjusted Net Investment Loss to Average Net Assets (4) ...           (2.48%)(6)                  (4.28%)(6)
 Portfolio Turnover Rate ...........................................             109%                        181%
 Fee Reduction Per Share (1) .......................................            $0.20                       $0.45


(1) Based on the average of the shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3) An estimated total return calculation which does not take into consideration fee reductions by the Adviser during the periods shown.
(4) Unreimbursed, without fee reduction.
(5) Not annualized.
(6) Annualized.


The Financial Highlights summarizes the impact of the following factors on a single share for the period indicated: net investment income, gains (losses), dividends and total investment return of the Fund. It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

                      SEE NOTES TO FINANACIAL STATEMENTS.

=============================FINANCIAL STATEMENTS===============================

                     John Hancock Funds - Real Estate Fund


Schedule of Investments
June 30, 1999
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the Real Estate Fund on June 30, 1999. It's divided into two main categories: common stocks and short-term investments. The stocks are further broken down by industry groups. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                                       MARKET
ISSUER, DESCRIPTION                            NUMBER OF SHARES        VALUE
-------------------                            ----------------        -----

COMMON STOCKS
Banks - United States (0.81%)
 North Fork Bancorp., Inc. ..................         200             $4,263
 Wells Fargo Co. ............................         100              4,275
                                                                  ----------
                                                                       8,538
                                                                  ----------
Finance (6.59%)
 Associates First Capital Corp. (Class A) ...         300             13,294
 Astoria Financial Corp. ....................         200              8,787
 Charter One Financial, Inc. ................         200              5,562
 CIT Group, Inc. (The) (Class A) ............         300              8,662
 Commercial Federal Corp. ...................         100              2,319
 Dime  Bancorp., Inc. .......................         100              2,013
 DVI, Inc.* .................................         250              4,281
 GreenPoint Financial Corp. .................         100              3,281
 Heller Financial, Inc. .....................         200              5,562
 MBNA Corp. .................................         100              3,063
 Metris Cos., Inc. ..........................         100              4,075
 Richmond County Financial Corp. ............         100              1,925
 Washington Mutual, Inc. ....................         200              7,075
                                                                  ----------
                                                                      69,899
                                                                  ----------
Mortgage Banking (2.34%)
 Countrywide Credit Industries, Inc. ........         100              4,275
 Fannie Mae .................................         300             20,512
                                                                  ----------
                                                                      24,787
                                                                  ----------
Real Estate - Operations (0.15%)
 Trammell Crow Co.* .........................         100              1,644
                                                                  ----------
REIT Equity - Apartments (15.92%)
 Apartment Investment & Management Co.
  (Class A) .................................         600             25,650
 Archstone Communities Trust ................       1,200             26,325
 Associates Estates Realty Corp. ............         100              1,181


                                                                       MARKET
ISSUER, DESCRIPTION                            NUMBER OF SHARES        VALUE
-------------------                            ----------------        -----

REIT Equity - Apartments (continued)
 Avalonbay Communities, Inc. ................         500            $18,500
 Berkshire Realty Co., Inc. .................       1,100             12,719
 BRE Properties, Inc. (Class A) .............         300              7,781
 Cornerstone Realty Income Trust, Inc. ......         200              2,150
 Equity Residential Properties Trust ........       1,000             45,062
 Essex Property Trust, Inc. .................         100              3,434
 Home Properties of New York, Inc. ..........         400             11,050
 Post Properties, Inc. ......................         200              8,200
 Smith (Charles E.) Residential Realty, Inc.          200              6,788
                                                                  ----------
                                                                     168,840
                                                                  ----------
REIT Equity - Diversified (5.46%)
 Capital Automotive REIT ....................         200              2,650
 Catellus Development Corp.* ................         100              1,550
 Colonial Properties Trust ..................         600             16,950
 Entertainment Properties Trust .............         100              1,763
 Franchise Finance Corp. of America .........         500             11,000
 Glenborough Realty Trust, Inc. .............         700             12,250
 National Golf Properties, Inc. .............         200              4,863
 Prison Realty Trust, Inc. ..................         700              6,869
                                                                  ----------
                                                                      57,895
                                                                  ----------
REIT Equity - Health Care (0.37%)
 Meditrust Cos. .............................         300              3,919
                                                                  ----------
REIT Equity - Hotel/Restaurant (4.74%)
 FelCor Lodging Trust, Inc. .................         100              2,075
 Hospitality Properties Trust ...............         200              5,425
 Host Marriott Corp. ........................       1,200             14,250
 Innkeepers USA Trust .......................         400              4,000
 Starwood Hotels & Resorts Worldwide,
 Inc.* ......................................         700             21,394
 Wyndham International, Inc. (Class A)* .....         700              3,150
                                                                  ----------
                                                                      50,294
                                                                  ----------

REIT Equity - Office Property (28.35%)
 Alexandria Real Estate Equities, Inc. ......         200              6,250
 Arden Realty, Inc. .........................         400              9,850
 Bedford Property Investors, Inc. ...........         200              3,575
 Boston Properties, Inc. ....................         400             14,350
 Brandywine Realty Trust ....................       1,100             21,794
 Cadillac Fairview Corp. (Canada)* ..........         100              1,888
 CarrAmerica Realty Corp. ...................         600             15,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

=============================FINANCIAL STATEMENTS===============================

                     John Hancock Funds - Real Estate Fund


                                                                       MARKET
ISSUER, DESCRIPTION                            NUMBER OF SHARES        VALUE
-------------------                            ----------------        -----

REIT Equity - Office Property (continued)
 Cornerstone Properties, Inc. ...............         200             $3,175
 Corporate Office Properties Trust, Inc. ....       1,000              8,187
 Cousins Properties, Inc. ...................         300             10,144
 Crescent Real Estate Equities Co. ..........       1,100             26,125
 Duke Realty Investments, Inc. ..............         700             15,794
 Equity Office Properties Trust .............       1,700             43,562
 Great Lakes REIT, Inc. .....................         100              1,625
 Highwood Properties, Inc. ..................         600             16,462
 Kilroy Realty Corp. ........................         200              4,875
 Koger Equity, Inc. .........................         100              1,844
 Mack-Cali Realty Corp. .....................         600             18,562
 Prentiss Properties Trust ..................         700             16,450
 Prime Group Realty Trust ...................         400              6,875
 Reckson Associates Realty Corp. ............         500             11,750
 SL Green Realty Corp. ......................         800             16,350
 Spieker Properties, Inc. ...................         500             19,437
 Trinet Corporate Realty Trust, Inc. ........         100              2,769
 TrizecHahn Corp. (Canada) ..................         200              4,075
                                                                  ----------
                                                                     300,768
                                                                  ----------
REIT Equity - Regional Mall (9.44%)
 CBL & Associates Properties, Inc. ..........         300              7,913
 General Growth Properties, Inc. ............         600             21,300
 Macerich Co. (The) .........................         300              7,875
 Rouse Co. (The) ............................         800             20,300
 Simon Property Group, Inc. .................       1,300             32,987
 Taubman Centers, Inc. ......................         500              6,594
 Urban Shopping Centers, Inc. ...............         100              3,150
                                                                  ----------
                                                                     100,119
                                                                  ----------
REIT Equity - Shopping Centers (12.21%)
 Developers Diversified Realty Corp. ........       1,500             24,937
 First Washington Realty Trust, Inc. ........         300              7,013
 JDN Realty Corp. ...........................         400              8,950
 Kimco Realty Corp. .........................         600             23,475
 New Plan Excel Realty Trust ................         600             10,800
 Realty Income Corp. ........................         600             14,250
 Vornado Realty Trust .......................         900             31,781
 Weingarten Realty Investors ................         200              8,350
                                                                  ----------
                                                                     129,556
                                                                  ----------
REIT Equity - Storage (4.44%)
 PS Business Parkes, Inc. (Class A) .........         300              7,312
 Public Storage, Inc. .......................       1,000             28,000
 Shurgard Storage Centers, Inc. .............         100              2,713
 Sovran Self Storage, Inc. ..................         100              2,694
 Storage USA, Inc. ..........................         200              6,375
                                                                  ----------
                                                                      47,094
                                                                  ----------

                                                                       MARKET
ISSUER, DESCRIPTION                            NUMBER OF SHARES        VALUE
-------------------                            ----------------        -----


REIT Equity - Warehouse/Industries (5.78%)
 AMB Property Corp. .........................         400             $9,400
 Cabot Industrial Trust .....................         200              4,250
 CenterPoint Properties Corp. ...............         100              3,663
 EastGroup Properties, Inc. .................         100              2,006
 First Industrial Realty Trust, Inc. ........         100              2,744
 Liberty Property Trust .....................         600             14,925
 ProLogis Trust .............................       1,200             24,300
                                                                  ----------
                                                                      61,288
                                                                  ----------
                          TOTAL COMMON STOCKS
                            (Cost $1,001,734)     (96.60%)         1,024,641
                                                 --------         ----------
SHORT-TERM INVESTMENTS
Corporate Savings Account
 Brown Brothers Harriman Trust Co., Ltd.
  Daily Interest Savings Account
  Current Rate 4.25%.........................                         31,769
                                                                  ----------
                 TOTAL SHORT-TERM INVESTMENTS      (2.99%)            31,769
                                                 --------         ----------
                            TOTAL INVESTMENTS     (99.59%)         1,056,410
                                                 --------         ----------
            OTHER ASSETS AND LIABILITIES, NET      (0.41%)             4,315
                                                 --------         ----------
                             TOTAL NET ASSETS    (100.00%)        $1,060,725
                                                 ========         ==========

* Non-income producing security.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund

                       SEE NOTES TO FINANCIAL STATEMENTS.

==========================NOTES TO FINANCIAL STATEMENTS=========================

                     John Hancock Funds - Real Estate Fund


(UNAUDITED)
NOTE A -
ACCOUNTING POLICIES

John Hancock Investment Trust (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of four series portfolios: John Hancock Real Estate Fund (the "Fund"), John Hancock Large Cap Value Fund, John Hancock Balanced Fund and John Hancock Sovereign Investors Fund. Prior to May 1, 1999, John Hancock Large Cap Value Fund was known as John Hancock Growth and Income Fund and John Hancock Balanced Fund was known as John Hancock Sovereign Balanced Fund. The other three series of the Trust are reported in separate financial statements. The investment objective is to seek long-term growth of capital through investing in equity securities of real estate companies.

         The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A and Class B shares. No Class B shares were issued as of June 30, 1999. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

         Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing sources or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days or less are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation."

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes and are accrued, as applicable.

FEDERAL INCOME TAXES The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required.

DIVIDENDS, INTEREST AND DISTRIBUTIONS Dividend income on investment securities is recorded on the ex-dividend date, or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes which are accrued as applicable.

         The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the relative net assets of the

==========================NOTES TO FINANCIAL STATEMENTS=========================

                     John Hancock Funds - Real Estate Fund


respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate (s) applicable to each class.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Effective March 12, 1999, the Fund entered into a syndicated line of credit agreement with various banks and the agreements previously in effect were terminated. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks which permit borrowings up to $500 million, collectively. Interest is charged to each fund, based on its borrowings. In addition, a commitment fee is charged based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity for the period ended June 30, 1999.

FOREIGN CURRENCY TRANSLATION All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions.

         The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

         Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked-to-market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

         These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transaction.

         There were no open forward foreign currency contracts at June 30, 1999.

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in

==========================NOTES TO FINANCIAL STATEMENTS=========================

                     John Hancock Funds - Real Estate Fund


interest rates and other market conditions. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.

         When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

         For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts.

         At June 30, 1999, there were no open positions in financial futures contracts.

OPTIONS Listed options are valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is subsequently marked to market to reflect the current market value of the written option.

         The Fund may use options contracts to manage its exposure to the stock market. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument and buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

         The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value reflects the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

         Risks may also arise if counterparties do not perform under the contracts' terms, or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit risk and liquidity risks in over-the-counter option contracts, the Fund will continuously monitor the creditworthiness of all its counterparties.

         At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's period end Statement of Assets and Liabilities.

         There were no written option transactions for the period ended June 30, 1999.

NOTE B -
MANAGEMENT FEE AND TRANSACTIONS WITH
AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of 0.80% of the Fund's average daily net asset value.

         The Adviser has agreed to limit the Fund's expenses on Class A shares to 1.35% (not including the 12b-1 fees) of the Fund's daily average net assets. Accordingly, the reduction in the Adviser's fee amounted to $ 45,292 for the period ended June 30, 1999. This limitation may not be discontinued until at least May 1, 2000.

==========================NOTES TO FINANCIAL STATEMENTS=========================

                     John Hancock Funds - Real Estate Fund


         The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. There were no net sales charges received with regard to sales of Class A shares for the period ended June 30, 1999.

         In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted a Distribution Plan with respect to Class A pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets to reimburse JH Funds for its distribution and service costs. Up to a maximum of 0.25% of these payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

         The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of John Hancock Mutual Life Insurance Company ("JHMLICo"). The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

         The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Funds. The compensation for the year was at an annual rate of less than 0.02% of the average net assets of the Fund.

         Mr. Edward J. Boudreau, Jr., Mr. Stephen L. Brown, Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are directors and/or officers of the Adviser, and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The investment had no impact on the operations of the Fund.

NOTE C -
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than short-term securities, during the period ended June 30, 1999, aggregated $1,798,022 and $1,760,635, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended June 30, 1999.

         The cost of investments owned at June 30, 1999 (excluding the corporate savings account) for federal income tax purposes was $1,003,840. Gross unrealized appreciation and depreciation of investments aggregated $42,359 and $21,558, respectively, resulting in net unrealized appreciation of $20,801.

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======================================NOTES=====================================

                     John Hancock Funds - Real Estate Fund

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                     John Hancock Funds - Real Estate Fund

======================================NOTES=====================================

                     John Hancock Funds - Real Estate Fund

================================================================================

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--------------------------------------------------------------------------------

         This report is for the information of shareholders of the John Hancock Real Estate Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

[LOGO] Printed on Recycled Paper                                      050SA 6/99
                                                                            8/99